Restructuring Charges And Other Items	12 Months Ended
Dec. 31, 2011
Restructuring Charges And Other Items [Abstract]
Restructuring Charges And Other Items

NOTE 4 RESTRUCTURING CHARGES AND OTHER ITEMS

RESTRUCTURING AND OTHER CHARGES

2011: During 2011, total restructuring and other charges of $102 million before taxes ($66 million after taxes) were recorded. These charges included:

In millions	Before-Tax Charges	After-Tax Charges
xpedx restructuring (a)	$49	$34
Early debt extinguishment costs (see Notes 12 and 13)	32	19
Temple-Inland merger agreement	20	12
APPM acquisition	18	12
Franklin, Virginia mill – closure costs (b)	(24)	(15)
Other	7	4
Total	$102	$66

(a)	Includes pre-tax charges of $19 million for severance.
(b)	Includes a pre-tax credit of $21 million related to the reversal of an environmental reserve.

Included in the $102 million of organizational restructuring and other charges is $25 million of severance charges.

The following table presents a rollforward of the severance and other costs for approximately 629 employees included in the 2011 restructuring charges:

In millions	Severance and Other
Opening balance (recorded first quarter 2011)	$7
Additions and adjustments	18
Cash charges in 2011	(16)
Balance, December 31, 2011	$9

As of December 31, 2011, 454 employees had left the Company under these programs.

2010: During 2010, total restructuring and other charges of $394 million before taxes ($242 million after taxes) were recorded. These charges included:

In millions	Before-Tax Charges	After-Tax Charges
Franklin, Virginia mill – closure costs (a)	$315	$192
Early debt extinguishment costs (see Notes 12 and 13)	35	21
Write-off of Ohio Commercial Activity tax receivable	11	7
Shorewood Packaging reorganization	8	5
Bellevue, Washington container facility – closure costs	7	4
S&A reduction initiative	6	4
Other	12	9
Total	$394	$242

(a)	Includes pre-tax charges of $236 million for accelerated depreciation, $36 million for environmental closure costs and $30 million for severance.

Included in the $394 million of organizational restructuring and other charges is $46 million of severance charges.

The following table presents a rollforward of the severance and other costs for approximately 1,650 employees included in the 2010 restructuring charges:

In millions	Severance and Other
Opening balance (recorded first quarter 2010)	$20
Additions and adjustments	26
Cash charges in 2010	(32)
Cash charges in 2011	(8)
Balance, December 31, 2011	$6

As of December 31, 2011, 1,618 employees had left the Company under these programs.

2009: During 2009, total restructuring and other charges of $1.4 billion before taxes ($853 million after taxes) were recorded. These charges included:

In millions	Before-Tax Charges	After-Tax Charges
Albany, Oregon containerboard mill – closure costs (a)	$469	$286
Franklin, Virginia paper mill and associated operations – closure costs (b)	290	177
Early debt extinguishment costs (see Notes 12 and 13)	185	113
2008 overhead reduction program – severance and benefits	148	92
Pineville, Louisiana containerboard mill – closure costs (c)	102	62
Valliant, Oklahoma containerboard mill – paper machine shutdown costs (d)	82	50
Etienne mill – severance and other costs (e)	31	31
Inverurie mill – closure costs (f)	23	28
Other	23	14
Total	$1,353	$853

(a)	Includes pre-tax charges of $438 million for accelerated depreciation and other non cash charges, $21 million for severance and benefit costs and $9 million for environmental reserves.
(b)	Includes pre-tax charges of $258 million for accelerated depreciation and other noncash charges and $30 million for severance.
(c)	Includes pre-tax charges of $82 million for accelerated depreciation and other noncash charges, $9 million for severance and $10 million for environmental reserves.
(d)	Includes pre-tax charges of $81 million for accelerated depreciation and other noncash charges.
(e)	Includes pre-tax charges of $19 million for severance.
(f)	Includes pre-tax charges of $17 million for severance.

Included in the $1.4 billion of organizational restructuring and other charges is $166 million of severance charges and $85 million of related benefits for approximately 3,175 employees. As of December 31, 2010, all of these employees had been terminated.

The following table presents a rollforward of the severance and other costs included in the 2009 restructuring charges:

In millions	Severance and Other
Opening balance (recorded first quarter 2009)	$74
Additions and adjustments	177
Cash charges in 2009	(82)
Pension and postretirement termination benefits	(85)
Cash charges in 2010	(84)
Balance, December 31, 2010	$0

ALTERNATIVE FUEL MIXTURE CREDITS

The U.S. Internal Revenue Code provided a tax credit for companies that use alternative fuel mixtures to produce energy to operate their businesses. The credit, equal to $0.50 per gallon of alternative fuel contained in the mixture, is refundable to the taxpayer. In January 2009, the Company received notification that its application to be registered as an alternative fuel mixer had been approved. For the year ended December 31, 2009, the Company filed claims for alternative fuel mixture credits covering eligible periods subsequent to November 2008 through October 25, 2009 totaling approximately $1.7 billion, all of which had been received in cash at December 31, 2009. Additionally, the Company had recorded $379 million of alternative fuel mixture credits as a reduction of income taxes payable at December 31, 2009. Accordingly, the accompanying consolidated statement of operations includes credits of approximately $2.1 billion for the year ended December 31, 2009 in Cost of products sold ($1.4 billion after taxes), representing eligible alternative fuel mixture credits earned through December 31, 2009, when the credit expired.

CELLULOSIC BIO-FUEL TAX CREDIT

In a memorandum dated June 28, 2010, the IRS concluded that black liquor would qualify for the cellulosic bio-fuel tax credit of $1.01 per gallon produced in 2009. On October 15, 2010, the IRS ruled that companies may qualify in the same year for the $0.50 per gallon alternative fuel mixture credit and the $1.01 cellulosic bio-fuel tax credit for 2009, but not for the same gallons of fuel produced and consumed. To the extent a taxpayer changes its position and uses the $1.01 credit, it must re-pay the refunds they received as alternative fuel mixture credits attributable to the gallons converted to the cellulosic bio-fuel credit. The repayment of this refund must include interest.

One important difference between the two credits is that the $1.01 credit must be credited against a company's Federal taxable liability, and the credit may be carried forward through 2015. In contrast, the $0.50 credit is refundable in cash. Also, the cellulosic bio-fuel credit is required to be included in Federal taxable income.

The Company filed an application with the IRS on November 18, 2010, to receive the required registration code to become a registered cellulosic bio-fuel producer. The Company received its registration code on February 28, 2011.

The Company has evaluated the optimal use of the two credits with respect to gallons produced in 2009. Considerations include uncertainty around future Federal taxable income, the taxability of the alternative fuel mixture credit, future liquidity and uses of cash such as, but not limited to, acquisitions, debt repayments and voluntary pension contributions versus repayment of alternative fuel mixture credits with interest. At the present time, the Company does not intend to convert any gallons under the alternative fuel mixture credit to gallons under the cellulosic bio-fuel credit. On July 19, 2011 the Company filed an amended 2009 tax return claiming alternative fuel mixture tax credits as non-taxable income. If that amended position is not upheld, the Company will re-evaluate its position with regard to alternative fuel mixture gallons produced in 2009.

During 2009, the Company produced 64 million gallons of black liquor that were not eligible for the alternative fuel mixture credit. The Company claimed these gallons for the cellulosic bio-fuel credit by amending the Company's 2009 tax return. The impact of this amendment was included in the Company's 2010 fourth quarter Income tax provision (benefit), resulting in a $40 million net credit to tax expense.

As is the case with other tax credits, taxpayer claims are subject to possible future review by the IRS which has the authority to propose adjustments to the amounts claimed, or credits received.